SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Number of agreements | agreement	2
Impairment losses of long-lived assets	$ 0	$ 360,151	$ 1,432,296
Revenue from green certificates	61,290,816	79,661,792	73,502,883
Recognized government grants	47,563	252,929	3,770
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other Operating Income (Expense), Net
Accounts receivable unbilled, net	43,882,041	11,473,590		$ 43,882,041
Proceeds of government grants from feed-in tariff(s) (FIT)	$ 12,237,038	6,468,244	2,667,649
Minimum
Term of product warranty	5 years
Term of service warranty	1 year
Maximum
Term of product warranty	10 years
Term of service warranty	2 years
Green certificates
Revenue from green certificates	$ 0	0	4,178,546
Advance from customers, revenue recognized	0	819,027	0
EPC Services
Revenue from green certificates	24,760,309	0	$ 0
Liability on loss contract	741,912	0		741,912
Accounts receivable unbilled, net	$ 26,442,031	$ 0		$ 26,442,031
Electricity Revenue Generation [Member]
Feed-in tariff(s) (FIT) receivables, recovery period	12 months	5 years	5 years
Effective interest rate of feed-in tariff(s) (FIT) receivables	4.75%			4.75%
Feed-in tariff(s) (FIT) receivables, current	$ 10,204,802			$ 10,204,802
Feed-in tariff(s) (FIT) receivables, noncurrent	$ 20,187,213			$ 20,187,213